General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 11 — General and Administrative Expenses

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Professional services	$372	$49	$111
Share-based compensation	1,849	257	137
Salaries and social benefits	74	52	56
Insurance	68	14	6
Traveling abroad	50	8	24
Others	92	13	3
	$2,505	$393	$337